Property, Plant and Equipment (Schedule of Nonregulated Solar Projects) (Parenthetical) (Detail) - MW	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2020
Acquisition of Solar Project Hardin I in Ohio
Property Plant And Equipment [Line Items]
Capacity of project commenced commercial operations	53	97